Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates

	March 31, 2020	March 31, 2019	March 31, 2018

Balance sheet items, except for equity accounts	7.0808	6.7111	6.2807
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.9637	6.7138	6.6269

Schedule of useful life of property, plant and equipment
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years

Schedule of concentration risk
	For the years ended,
	2020	2019
Customer A	20.23%	17.07%
Customer B	15.00%	15.80%

	As of March 31,
	2020	2019
Customer A	5.44%	9.28%
Customer B	8.94%	9.81%